Hyundai Auto Receivables Trust 2007-A
Monthly Servicing Report

Collection Period	October 2007
1 Month LIBOR	5.09125%
Distribution Date	11/15/07
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 18, 2007
Closing Date:	September 28, 2007

	Dollars	Units	WAC	WAM
Original Pool Balance:	$966,593,567.98	53,688	7.83%	59.73

		Dollar Amount	% of Pool	Spread	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$201,000,000.00	20.795%		5.29050%	October 15, 2008
Class A-2a Notes	Fixed	$120,000,000.00	12.415%		5.11000%	January 15, 2010
Class A-2b Notes	Floater	$79,000,000.00	8.173%	0.35000%	5.44125%	January 15, 2010
Class A-3a Notes	Fixed	$210,000,000.00	21.726%		5.04000%	January 17, 2012
Class A-3b Notes	Floater	$71,000,000.00	7.345%	0.40000%	5.49125%	January 17, 2012
Class A-4 Notes	Fixed	$177,841,000.00	18.399%		5.21000%	March 17, 2014
Total Securities		$858,841,000.00	88.852%

Overcollateralization		$87,553,177.05	9.058%
YSOA		$20,199,390.93	2.090%
Total Original Pool Balance		$966,593,567.98	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$147,074,371.81	0.7317133	$118,884,631.66	0.5914658	$28,189,740.15
Class A-2a Notes	$120,000,000.00	1.0000000	$120,000,000.00	1.0000000	$-
Class A-2b Notes	$79,000,000.00	1.0000000	$79,000,000.00	1.0000000	$-
Class A-3a Notes	$210,000,000.00	1.0000000	$210,000,000.00	1.0000000	$-
Class A-3b Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000	$-
Class A-4 Notes	$177,841,000.00	1.0000000	$177,841,000.00	1.0000000	$-
Total Securities	$804,915,371.81	0.9372112	$776,725,631.66	0.9043882	$28,189,740.15

Weighted Avg. Coupon (WAC)	7.84%		7.85%
Weighted Avg. Remaining Maturity (WARM)	58.48		57.54
Pool Receivables Balance	$918,138,146.76		$891,289,080.64
Remaining Number of Receivables	52,054		51,270

Adjusted Pool Balance	$898,704,794.22		$872,607,695.39

III. COLLECTIONS

Principal:
Principal Collections	$26,460,040.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$14,451.34
Total Principal Collections	$26,474,491.68

Interest:
Interest Collections	$5,928,070.66
Late Fees & Other Charges	$58,735.35
Interest on Repurchase Principal	$-
Total Interest Collections	$5,986,806.01

Collection Account Interest	$147,678.70
Reserve Account Interest	$20,564.52
Servicer Advances	$-
Swap Collections	$705,885.07

Total Collections	$33,335,425.98

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Hyundai Auto Receivables Trust 2007-A
Monthly Servicing Report

Collection Period	October 2007
1 Month LIBOR	5.09125%
Distribution Date	11/15/07
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$33,335,425.98
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,335,425.98

	Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	$765,115.12	$765,115.12	$765,115.12
Collection Account Interest			$147,678.70
Late Fees & Other Charges			$58,735.35
Total due to Servicer			$971,529.17

2. Swap Counterparty:
Swap Payment			$633,117.31
Senior Swap Termination Payment			$-
Total Senior Swap Payments			$633,117.31

3. Class A Noteholders Interest:
Class A-1 Notes	$670,027.94	$670,027.94
Class A-2a Notes	$511,000.00	$511,000.00
Class A-2b Notes	$370,156.15	$370,156.15
Class A-3a Notes	$882,000.00	$882,000.00
Class A-3b Notes	$335,728.92	$335,728.92
Class A-4 Notes	$772,126.34	$772,126.34

Total interest:	$3,541,039.35	$3,541,039.35	$3,541,039.35

Available Funds Remaining:			$28,189,740.15

4. Principal Distribution Amount:			$28,189,740.15

	Distributable Amount	Paid Amount
Class A-1 Notes		$28,189,740.15
Class A-2a Notes		$-
Class A-2b Notes		$-
Class A-3a Notes		$-
Class A-3b Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$123,912,437.00	$28,189,740.15
Total Noteholders Principal		$28,189,740.15

5. Available Amounts Remaining to reserve account			0.00

6. Subordinated Swap Termination Payment			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,433,352.54
Beginning Period Amount	$19,433,352.54
Current Period Amortization	$751,967.29
Ending Period Required Amount	$18,681,385.25
Ending Period Amount	$18,681,385.25
Next Distribution Date Required Amount	$17,943,605.87

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,731,970.89

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Hyundai Auto Receivables Trust 2007-A
Monthly Servicing Report

Collection Period	October 2007
1 Month LIBOR	5.09125%
Distribution Date	11/15/07
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

Beginning Period Amount	$4,731,970.89
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,731,970.89
Ending Period Amount	$4,731,970.89

VII. OVERCOLLATERALIZATION

Overcollateralization Target	22.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$93,789,422.41	$95,882,063.73	$191,604,760.58
Overcollateralization as a % of Original Pool (unadjusted)	9.70%	9.92%	19.82%
Overcollateralization as a % of Current Pool (unadjusted)	10.22%	10.76%	21.50%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.86%	50,174	97.84%	$872,024,117.98
30 - 60 Days	1.64%	841	1.67%	$14,912,539.53
61 - 90 Days	0.42%	216	0.42%	$3,708,168.19
91 + Days	0.08%	39	0.07%	$644,254.94
		51,270		$891,289,080.64
Total
Delinquent Receivables 61 + days past due	0.50%	255	0.49%	$4,352,423.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	111	0.21%	$1,925,974.06
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.24%		0.23%

Repossession in Current Period		90		$1,563,854.77
Repossession Inventory		90		$1,721,710.37

Charge-Offs
Gross Principal of Charge-Off for Current Period				$389,025.78
Recoveries				$(14,451.34)
Net Charge-offs for Current Period				$374,574.44

Beginning Pool Balance for Current Period				$918,138,146.76

Net Loss Ratio				0.49%
Net Loss Ratio for 1st Preceding Collection Period				0.16%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.22%

Cumulative Net Losses for All Periods				$505,808.40
Cumulative Net Losses as a % of Initial Pool Balance				0.05%

Principal Balance of Extensions				$3,116,179.56
Number of Extensions				167

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